UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Witmer Asset Management, LLC

Address:  One Dag Hammarskjold Plaza
          885 Second Avenue, 31st Floor
          New York, NY  10017

13F File Number: 028-10015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles H. Witmer
Title:  Managing Member
Phone:  (212) 812-3080


Signature, Place and Date of Signing:

/s/ Charles H. Witmer             New York, NY               February 14, 2007

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:       13

Form 13F Information Table Value Total:        $ 385,357
                                               (thousands)


List of Other Included Managers:

Form 13F File Number            Name

(1)  028-10559                  Eagle Capital Partners, LP

----------------------------------------------------------


                                                    FORM 13F INFORMATION TABLE


COLUMN 1                         COLUMN  2      COLUMN 3  COLUMN 4          COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                                                           VALUE       SHRS OR   SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (X$1000)     PRN AMT   PRN CALL   DISCRETION   MGRS  SOLE   DEFINED   NONE
BERKSHIRE HATHAWAY INC DEL      CL A           084670108   26,068          237             DEFINED       (1)             237
CHAPARRAL STL CO DEL             COM           159423102   35,743      807,392             DEFINED       (1)         807,392
COMCAST CORP NEW                CL A           20030N200   31,385      749,400             DEFINED       (1)         749,400
CROWN HOLDINGS INC               COM           228368106   18,803      898,800             DEFINED       (1)         898,800
KAISER ALUMINUM CORP        COM PAR $0.01      483007704   59,911    1,070,216             DEFINED       (1)       1,070,216
LIVE NATION INC                  COM           538034109   22,832    1,019,300             DEFINED       (1)       1,019,300
MEDIA GEN INC                   CL A           584404107   33,000      887,800             DEFINED       (1)         887,800
MUELLER WTR PRODS INC         COM SER A        624758108   19,142    1,287,300             DEFINED       (1)       1,287,300
MUELLER WTR PRODS INC         COM SER B        624758207   25,019    1,679,156             DEFINED       (1)       1,679,156
NAVISTAR INTL CORP NEW           COM           63934E108   37,943    1,135,000             DEFINED       (1)       1,135,000
TEXAS INDS INC                   COM           882491103   51,468      801,300             DEFINED       (1)         801,300
USA MOBILITY INC                 COM           90341G103   23,256    1,039,614             DEFINED       (1)       1,039,614
WALTER INDS INC                  COM           93317Q105      787       29,100             DEFINED       (1)          29,100

Total                                                     385,357



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